Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income before income taxes, as reported in the statements of income		$ 1,092	$ 49	$ 628
Statutory tax rate (in Israel)		23.00%	23.00%	23.00%
Theoretical tax expense		$ 251	$ 11	$ 144
Add (less) - the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax		(64)	(6)	(8)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries		(10)	(4)	(15)
Tax on dividend		3	2	2
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non-deductible expenses		(8)	14	17
Taxes in respect of prior years	[1]	93	(2)	(5)
Differences in measurement basis (mainly ILS/USD)		(8)	10	15
Other Differences		3	0	(3)
Taxes on income included in the income statements		260	$ 25	$ 147
Trapped earnings release		$ 47

[1]	In 2021, including $47 million in respect of trapped earnings release